Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax

NOTE 11—INCOME TAX

The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Current tax expense	(30)	(26)	(19)
Deferred tax expense	(2)	(54)	(50)

Total income tax expense	(32)	(80)	(69)

Using a composite statutory income tax rate applicable by tax jurisdiction, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income before income tax	222	49	65

Composite statutory income tax rate applicable by tax jurisdiction	24.1%	31.9%	24.9%

Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdiction	(53)	(16)	(16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets(A)	30	(61)	(45)
Change in tax rate(B)	—	(11)	(6)
Other	(9)	8	(2)

Income tax expense	(32)	(80)	(69)

Effective income tax rate	14%	163%	106%

(A)

For the year ended December 31, 2018, changes in recognized and unrecognized deferred tax assets mainly relate to non-recurring transactions, especially the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit compensated by the use of previously unrecognized tax losses carried forward. For the years ended December 31, 2017 and 2016, changes mainly relate to unrecognized tax losses carried forward.

(B)

For the year ended December 31, 2017, the change in tax rate relates mainly to the decrease in the US income tax rate from 40% to 27% for €16 million and to the gradual decrease in the French tax rate to 25.82% starting 2022. For the year ended December 31, 2016, the change in tax rate relates to the French income tax rate decrease from 34.43% to 28.92% starting in 2020, enacted by 2016 Financial Tax bill.

Our composite statutory income tax rate of 24.1% for the year ended December 31, 2018, 31.9% for the year ended December 31, 2017 and 24.9% for the year ended December 31, 2016 resulted from the statutory tax rates (i) in the United States of 26% in 2018 and 40% in 2017 and 2016, (ii) in France of 34.43% in 2018, 39.2% in 2017 and 34.43% in 2016 (iii) in Germany of 29%, for each of the last three years (iv) in the Netherlands of 25%, for each of the last three years and (v) in Czech Republic of 19%, for each of the last three years.

The variation in our composite tax rate mainly results from the geographical mix of our pre-tax results.

The decrease in our composite tax rate from 31.9% in 2017 to 24.1% in 2018 is mostly related to the sale of the North Building of the Sierre plant in Switzerland. The increase in our composite tax rate from 24.9% in 2016 to 31.9% in 2017 is mostly related to the increase of pre-tax profits in France and to the increase of the tax rate in France for fiscal year 2017 only.